Schedule of Commercial Mortgage Loans by Geographic Distribution (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
California
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	21.50%	24.60%
Illinois
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	7.60%	11.20%
New Jersey
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	9.50%	10.20%
Arizona
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.60%	5.50%
Florida
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	4.70%	5.20%
Texas
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	8.00%	4.70%